Fair Value Measurement (Details) - Fair value on a recurring basis - USD ($) $ in Thousands	Feb. 28, 2026	May 31, 2025
Fair Value Measurement
Common stock	$ (12,245)
Cash
Fair Value Measurement
Cash and cash equivalents	13,591	$ 534
Money market funds
Fair Value Measurement
Cash and cash equivalents	$ 2,064	$ 11,369